Segment Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) item	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Segment and Geographic Information [Line Items]
Number of segments | item	2	2
Net Revenue	¥ 3,390,275	$ 488,302	¥ 2,598,443	¥ 1,584,420
Operating (loss) income	90,066	12,972	8,451	(56,856)
Other income (Expense)	12,189		18,384	(1,046)
Income (loss) before income tax and share of loss in equity method investment	102,255	$ 14,727	26,835	(57,902)
Brand e-commerce [Member]
Segment and Geographic Information [Line Items]
Net Revenue	3,365,572		2,528,969	1,555,404
Operating (loss) income	¥ 143,815		63,734	(39,762)
Inventory Write-down,Percentage	29.00%	29.00%
Maikefeng [Member]
Segment and Geographic Information [Line Items]
Net Revenue	¥ 24,703		69,474	29,016
Operating (loss) income	¥ (53,749)		¥ (55,283)	¥ (17,094)
Inventory Write-down,Percentage	71.00%	71.00%